Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2013
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits

NOTE 8	PENSIONS AND OTHER POSTRETIREMENT BENEFITS

We have defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. Our plans are funded in conformity with the funding requirements of applicable government regulations.

In addition to providing pension benefits, we sponsor several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.

Upon completion of the restructuring activity discussed in Note 4: Restructuring, approximately 850 full-time positions will be reduced. We have included the impact of the reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2013 and 2012. Included in the following tables are charges recognized for termination benefits, curtailment, and settlement as a result of the restructuring plan.

During 2013, a portion of our terminated pension participants received lump-sum cash settlements in order to reduce our future pension obligation and administrative costs. The charges related to the lump-sum cash settlements are included below in settlement loss and were reported in other special project costs in the Statement of Consolidated Income for the year ended April 30, 2013. The lump-sum offerings in 2013 conclude the pension settlement special project cost activities.

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2013	2012	2011	2013	2012	2011
Service cost	$8.8	$8.1	$7.5	$2.5	$2.3	$1.6
Interest cost	23.9	26.2	25.5	3.0	3.1	2.8
Expected return on plan assets	(25.3)	(27.0)	(26.8)	—	—	—
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	—	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Termination benefit cost	—	1.8	8.4	—	2.0	2.4

Net periodic benefit cost	$28.2	$21.8	$30.1	$5.1	$6.9	$5.8

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service (cost) credit arising during the year	$(4.0)	$—	$(0.4)	$9.6	$—	$(0.9)
Net actuarial loss arising during the year	(20.5)	(82.1)	(13.5)	(4.5)	(4.2)	(7.8)
Amortization of prior service cost (credit)	1.0	1.1	1.1	(0.4)	(0.4)	(0.5)
Amortization of net actuarial loss (gain)	13.1	9.4	10.3	—	—	(0.5)
Curtailment loss (gain)	2.0	1.1	4.1	—	(0.1)	—
Settlement loss	6.7	1.1	—	—	—	—
Foreign currency translation	0.9	1.1	(2.0)	—	(0.1)	0.1

Net change for year	$(0.8)	$(68.3)	$(0.4)	$4.7	$(4.8)	$(9.6)

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	4.70%	5.50%	5.80%	4.70%	5.50%	5.80%
Expected return on plan assets	7.00	7.00	7.50	—	—	—
Rate of compensation increase	4.12	4.14	4.15	—	—	—
Canadian plans:
Discount rate	4.20%	5.00%	5.30%	4.20%	5.00%	5.30%
Expected return on plan assets	6.17	6.66	7.08	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

We use a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations. The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of year	$561.7	$503.3	$68.8	$59.8
Service cost	8.8	8.1	2.5	2.3
Interest cost	23.9	26.2	3.0	3.1
Amendments	4.2	—	(9.6)	—
Actuarial loss	39.6	60.0	4.5	4.3
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.6)	(5.1)	(0.2)	(0.5)
Curtailment	(2.0)	0.4	—	(0.1)
Settlement	(14.8)	(5.0)	—	—
Termination benefit cost	—	1.8	—	2.0
Other adjustments	—	—	0.3	0.1

Benefit obligation at end of year	$575.7	$561.7	$67.1	$68.8

Change in plan assets:
Fair value of plan assets at beginning of year	$386.5	$407.6	$—	$—
Actual return on plan assets	44.2	5.2	—	—
Company contributions	40.0	11.4	2.2	2.2
Participant contributions	0.5	0.5	1.5	1.4
Benefits paid	(43.6)	(28.5)	(3.7)	(3.6)
Foreign currency translation adjustments	(2.1)	(4.7)	—	—
Settlement	(14.8)	(5.0)	—	—

Fair value of plan assets at end of year	$410.7	$386.5	$—	$—

Funded status of the plans	$(165.0)	$(175.2)	$(67.1)	$(68.8)

Defined benefit pensions	$(163.0)	$(147.6)	$—	$—
Accrued compensation	(2.0)	(27.6)	—	—
Postretirement benefits other than pensions	—	—	(67.1)	(68.8)

Net benefit liability	$(165.0)	$(175.2)	$(67.1)	$(68.8)

The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
Net actuarial (loss) gain	$(202.1)	$(204.4)	$(2.2)	$2.3
Prior service (cost) credit	(6.1)	(3.0)	10.9	1.7

Total recognized in accumulated other comprehensive loss	$(208.2)	$(207.4)	$8.7	$4.0

The related tax impact recognized in accumulated other comprehensive loss was a benefit of $68.2 and $69.2 at April 30, 2013 and 2012, respectively.

During 2014, we expect to recognize amortization of net actuarial losses and prior service cost of $13.0 and $0.2, respectively, in net periodic benefit cost.

The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2013	2012	2013	2012
U.S. plans:
Discount rate	3.99%	4.70%	3.80%	4.70%
Rate of compensation increase	4.12	4.14	—	—
Canadian plans:
Discount rate	3.65%	4.20%	3.70%	4.20%
Rate of compensation increase	3.00	4.00	—	—

For 2014, the assumed health care trend rates are 7.5 percent and 6.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2013:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.2	$0.2
Effect on benefit obligation	3.4	2.9

The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2013	2012	2013	2012
Benefit obligation at end of year	$125.7	$125.7	$13.5	$13.3
Fair value of plan assets at end of year	107.1	104.5	—	—

Funded status of the plans	$(18.6)	$(21.2)	$(13.5)	$(13.3)

Components of net periodic benefit cost:
Service cost	$1.3	$1.3	$—	$—
Interest cost	5.0	5.6	0.6	0.6
Expected return on plan assets	(6.2)	(7.0)	—	—
Amortization of net actuarial loss	1.7	3.0	—	—
Curtailment gain	—	—	—	(0.1)
Settlement loss	—	1.1	—	—

Net periodic benefit cost	$1.8	$4.0	$0.6	$0.5

Changes in plan assets:
Company contributions	$5.0	$6.1	$0.9	$0.8
Participant contributions	0.4	0.5	—	—
Benefits paid	(9.4)	(9.3)	(0.9)	(0.8)
Actual return on plan assets	8.7	3.1	—	—
Foreign currency translation	(2.1)	(4.7)	—	—
Settlement loss	—	(5.0)	—	—

The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2013	2012
Accumulated benefit obligation for all pension plans	$539.0	$523.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$539.0	$523.6
Fair value of plan assets	410.7	386.5
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$575.7	$561.7
Fair value of plan assets	410.7	386.5

We employ a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, we consider the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies. The actual rate of return was 12.6 percent and 1.9 percent for the years ended April 30, 2013 and 2012, respectively.

The following tables summarize the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2013
Cash and cash equivalents (A)	$4.4	$—	$—	$4.4
Equity securities:
U.S. (B)	97.2	16.8	—	114.0
International (C)	72.1	12.9	—	85.0
Fixed-income securities:
Bonds (D)	147.7	—	—	147.7
Fixed income (E)	44.6	—	—	44.6
Other types of investments: (F)
Private equity funds	—	—	15.0	15.0

Total financial assets measured at fair value	$366.0	$29.7	$15.0	$410.7

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2012
Cash and cash equivalents (A)	$14.0	$—	$—	$14.0
Equity securities:
U.S. (B)	79.6	16.9	—	96.5
International (C)	65.4	13.0	—	78.4
Fixed-income securities:
Bonds (D)	82.1	—	—	82.1
Fixed income (E)	76.9	—	—	76.9
Other types of investments: (F)
Hedge funds	—	—	22.3	22.3
Private equity funds	—	—	16.3	16.3

Total financial assets measured at fair value	$318.0	$29.9	$38.6	$386.5

(A)

This category includes money market holdings with maturities of three months or less and cash held in escrow for less than six months. These assets are classified as Level 1 and based on their short-term nature, carrying value approximates fair value.

(B)

This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(C)

This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)

This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(E)

In 2013, this category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. In 2012, this category was comprised of a core fixed-income fund that invested at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices for identical securities in active markets.

(F)

The hedge funds category is comprised of hedge funds of funds that invest in equity hedge, directional, relative value, and event-driven funds. The hedge funds have quarterly liquidity with 65 days’ notice. All hedge funds were sold prior to April 30, 2013. The private equity funds category is comprised of one fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund cannot be redeemed and return of principal is based on the liquidation of the underlying assets. Both the hedge funds and the private equity fund are classified as Level 3 assets and are valued based on each fund’s net asset value (“NAV”). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review.

The following tables present a rollforward of activity for Level 3 assets.

		Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2012		$22.3	$16.3	$38.6
Purchases and sales – net		(22.8)	1.1	(21.7)
Actual return on plan assets sold during the period		0.5	—	0.5
Actual return on plan assets still held at reporting date		—	(2.4)	(2.4)

Balance at April 30, 2013		$—	$15.0	$15.0

	U.S. Equity Securities	Hedge Funds	Private Equity Funds	Total
Balance at May 1, 2011	$4.8	$37.4	$13.2	$55.4
Purchases and sales – net	3.0	(13.6)	1.1	(9.5)
Actual return on plan assets sold during the period	(7.8)	(0.9)	—	(8.7)
Actual return on plan assets still held at reporting date	—	(0.6)	2.0	1.4

Balance at April 30, 2012	$—	$22.3	$16.3	$38.6

The current investment policy is to invest 47 percent of assets in equity securities, 47 percent in fixed-income securities, and 6 percent in other investments. Included in equity securities were 317,552 of our common shares at April 30, 2013 and 2012. The market value of these shares was $32.8 at April 30, 2013. We paid dividends of $0.6 on these shares during 2013.

We expect to contribute approximately $6.0 to the defined benefit pension plans in 2014. We expect the following payments to be made from the defined benefit pension and other postretirement benefit plans: $42.9 in 2014, $36.4 in 2015, $44.0 in 2016, $38.0 in 2017, $42.3 in 2018, and $211.9 in 2019 through 2023.